Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 60.5%
Angola - 0.4%
Angola Government International Bonds
9.38%, 05/08/2048 (A)	$ 1,200,000	$ 1,066,655
Argentina - 3.8%
Argentina Republic Government International Bonds
0.75% (B), 07/09/2030	482,400	408,110
3.50% (B), 07/09/2041	200,000	144,600
4.13% (B), 07/09/2035	6,630,000	5,128,305
5.00%, 01/09/2038	250,000	201,125
Bono Del Tesoro Nacional Capitalizable en Pesos
2.55%, 04/30/2027	ARS 1,732,000,000	1,298,214
Provincia de Buenos Aires Government Bonds
6.63%, 09/01/2037 (C)	$ 2,263,856	1,828,064
Provincia de Cordoba
8.60%, 02/03/2035 (A)(D)	535,000	524,393
		9,532,811
Brazil - 4.4%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2027 - 01/01/2035	BRL 66,577,000	11,103,759
Chile - 2.8%
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030 (C)	CLP 1,495,000,000	1,730,534
5.30%, 11/01/2037 (C)	2,290,000,000	2,656,288
6.00%, 04/01/2033 (C)	2,050,000,000	2,500,360
		6,887,182
Colombia - 2.9%
Colombia Government International Bonds
7.75%, 11/07/2036	$ 1,585,000	1,655,849
8.00%, 04/20/2033	650,000	697,548
8.38%, 11/07/2054	1,100,000	1,161,875
Colombia TES
11.50%, 07/25/2046	COP 7,382,300,000	1,839,909
12.50%, 02/27/2030	6,816,900,000	1,802,411
		7,157,592
Cote d'Ivoire - 1.7%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (C)	EUR 593,000	691,053
6.88%, 10/17/2040 (C)	620,000	732,757
8.08%, 04/01/2036 (A)	$ 1,450,000	1,548,867
8.25%, 01/30/2037 (A)	1,005,000	1,084,338
8.25%, 01/30/2037 (C)	240,000	258,946
		4,315,961
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador - 1.4%
Ecuador Government International Bonds
6.90%, 07/31/2035 (C)	$ 2,416,475	$ 2,201,409
9.25%, 01/29/2039 (A)	1,390,000	1,421,275
		3,622,684
Egypt - 2.6%
Egypt Government Bonds
23.38%, 08/26/2028	EGP 137,000,000	3,020,824
Egypt Government International Bonds
7.05%, 01/15/2032 (A)	$ 350,000	353,761
7.30%, 09/30/2033 (A)	790,000	794,100
7.30%, 09/30/2033 (C)	530,000	532,750
8.15%, 11/20/2059 (A)	1,565,000	1,436,402
8.70%, 03/01/2049 (A)	300,000	293,723
		6,431,560
El Salvador - 0.7%
El Salvador Government International Bonds
9.65%, 11/21/2054 (A)	1,480,000	1,690,900
Gabon - 0.4%
Gabon Government International Bonds
6.63%, 02/06/2031 (C)	760,000	646,884
9.50%, 02/18/2029 (C)	280,000	263,261
		910,145
Ghana - 1.1%
Ghana Government International Bonds
5.00% (B), 07/03/2035 (C)	2,906,280	2,649,847
Hungary - 1.9%
Hungary Government Bonds
3.00%, 10/27/2038	HUF 297,750,000	631,111
7.00%, 10/24/2035	699,620,000	2,237,795
Hungary Government International Bonds
5.38%, 09/26/2030 (A)	$ 670,000	685,766
6.25%, 09/22/2032 (A)	590,000	625,945
6.75%, 09/23/2055 (A)	665,000	691,040
		4,871,657
Indonesia - 0.9%
Indonesia Treasury Bonds
7.13%, 08/15/2040	IDR 9,830,000,000	616,980
8.38%, 03/15/2034	23,396,000,000	1,568,096
		2,185,076
Israel - 0.4%
Israel Government International Bonds
5.88%, 01/13/2056	$ 925,000	900,676
Kazakhstan - 0.5%
Kazakhstan Government Bonds
14.00%, 05/12/2031	KZT 733,756,000	1,327,537
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Kenya - 0.4%
Republic of Kenya Government International Bonds
8.80%, 10/09/2038 (A)	$ 920,000	$ 930,475
Lebanon - 0.6%
Lebanon Government International Bonds
6.65%, 11/03/2028 (C)(E)(F)	1,545,000	453,667
6.85%, 05/25/2029 (C)(E)(F)	3,710,000	1,091,345
		1,545,012
Malaysia - 0.9%
Malaysia Government Bonds
4.23%, 06/30/2031	MYR 8,423,000	2,229,556
Mexico - 5.8%
Mexico Bonos
8.00%, 02/21/2036	MXN 23,270,000	1,256,495
8.50%, 03/02/2028	58,780,000	3,422,970
10.00%, 11/20/2036	56,275,800	3,483,587
Mexico Government International Bonds
3.50%, 02/12/2034	$ 865,000	745,197
5.38%, 03/22/2033 - 05/16/2040	1,735,000	1,882,920
6.13%, 02/09/2038	1,585,000	1,578,660
6.75%, 02/09/2056	2,210,000	2,179,281
		14,549,110
Nigeria - 0.5%
Nigeria Government International Bonds
7.14%, 02/23/2030 (A)	500,000	514,798
9.13%, 01/13/2046 (A)	700,000	749,379
		1,264,177
Pakistan - 0.5%
Pakistan Global Sukuk Programme Co. Ltd.
7.95%, 01/31/2029 (A)	1,320,000	1,370,876
Papua New Guinea - 0.4%
Papua New Guinea Government International Bonds
8.38%, 10/04/2028 (C)(G)	1,015,000	1,058,481
Peru - 1.8%
Peru Government Bonds
7.60%, 08/12/2039 (C)	PEN 8,874,000	2,896,548
Peru Government International Bonds
6.90%, 08/12/2037 (C)	4,807,000	1,498,746
		4,395,294
Philippines - 0.9%
Philippines Government International Bonds
5.50%, 02/04/2035	$ 2,150,000	2,243,018
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.5%
Republic of Poland Government International Bonds
5.50%, 03/18/2054	$ 1,420,000	$ 1,347,053
Republic of South Africa - 4.2%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR 14,673,570	933,962
8.75%, 01/31/2044	39,626,000	2,414,552
8.88%, 02/28/2035	28,033,000	1,828,074
11.63%, 03/31/2053	25,475,000	2,041,491
Republic of South Africa Government International Bonds
5.75%, 09/30/2049	$ 1,320,000	1,087,116
7.25%, 12/11/2055 (A)	2,120,000	2,058,202
		10,363,397
Romania - 3.3%
Romania Government Bonds
4.25%, 04/28/2036	RON 11,985,000	2,294,070
7.35%, 04/28/2031	3,070,000	745,644
Romania Government International Bonds
5.38%, 06/07/2033 (A)	EUR 480,000	587,457
6.13%, 10/07/2037 (A)	700,000	863,067
6.63%, 05/16/2036 (A)	$ 1,555,000	1,627,185
7.13%, 01/17/2033 (A)	1,315,000	1,436,048
7.63%, 01/17/2053 (A)	540,000	600,683
		8,154,154
Saudi Arabia - 2.3%
Saudi Government International Bonds
5.13%, 01/13/2028 (A)	640,000	651,685
5.63%, 01/13/2035 (A)	2,400,000	2,518,158
5.88%, 01/12/2056 (A)	2,525,000	2,460,964
		5,630,807
Senegal - 0.2%
Senegal Government International Bonds
6.25%, 05/23/2033 (C)	1,100,000	633,404
Sri Lanka - 1.2%
Sri Lanka Government International Bonds
3.10% (B), 01/15/2030 (A)(G)	1,025,184	1,010,391
3.35% (B), 03/15/2033 (C)	1,160,000	1,063,720
3.60% (B), 05/15/2036 (A)(G)	840,000	829,704
		2,903,815
Supranational - 3.9%
Asian Development Bank
12.00%, 12/16/2028	UZS 7,003,100,000	562,127
Asian Infrastructure Investment Bank
6.00%, 12/08/2031 (C)	INR 171,100,000	1,747,689
7.20%, 07/02/2031 (C)	57,000,000	616,551
Corporacion Andina de Fomento
7.65%, 03/05/2031 (C)	160,000,000	1,741,158
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
European Bank for Reconstruction & Development
Zero Coupon, 04/05/2036	TRY 2,028,900,000	$ 1,736,342
Inter-American Development Bank
7.35%, 10/06/2030	INR 232,000,000	2,538,891
International Finance Corp.
17.50%, 07/19/2028	UZS 8,600,000,000	763,548
		9,706,306
Trinidad and Tobago - 0.5%
Trinidad & Tobago Government International Bonds
6.50%, 01/28/2036 (A)	$ 1,165,000	1,156,263
Turkey - 2.9%
Istanbul Metropolitan Municipality
10.50%, 12/06/2028 (A)	1,195,000	1,312,208
Turkiye Government Bonds
37.84%, 07/14/2027	TRY 108,464,000	2,651,168
Turkiye Government International Bonds
5.75%, 05/11/2047	$ 2,130,000	1,714,810
6.50%, 01/03/2035	800,000	792,696
6.88%, 01/14/2038	820,000	812,127
		7,283,009
Ukraine - 0.8%
Ukraine Government International Bonds
3.00% (B), 02/01/2035 (C)	1,680,000	949,623
4.50% (B), 02/01/2029 (C)	310,000	240,586
4.50% (B), 02/01/2035 (A)	1,125,071	695,994
		1,886,203
Uzbekistan - 0.5%
Republic of Uzbekistan International Bonds
15.50%, 02/25/2028 (A)	UZS 14,790,000,000	1,267,508
Venezuela - 0.3%
Venezuela Government International Bonds
9.25%, 09/15/2027	$ 1,585,000	677,746
11.75%, 10/21/2026 (C)(E)(F)	280,000	123,228
		800,974
Zambia - 2.2%
Zambia Government Bonds
14.00%, 06/01/2035 - 12/26/2038	ZMW 31,605,000	1,328,222
18.00%, 09/29/2030	13,000,000	702,292
20.00%, 06/23/2040	11,500,000	618,542
23.29%, 11/25/2039	5,000,000	304,384
Zambia Government International Bonds
0.50%, 12/31/2053 (A)	$ 610,000	438,399
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Zambia (continued)
Zambia Government International Bonds (continued)
0.50%, 12/31/2053 (C)	$ 1,102,384	$ 792,268
5.75% (B), 06/30/2033 (C)	1,308,351	1,278,645
		5,462,752
Total Foreign Government Obligations (Cost $140,271,992)		150,835,686
CORPORATE DEBT SECURITIES - 33.7%
Argentina - 1.2%
Genneia SA
7.75%, 12/02/2033 (A)	880,000	872,810
Pluspetrol SA
8.13%, 05/18/2031 (A)	710,000	718,875
Tecpetrol SA
7.63%, 11/03/2030 (A)	575,000	575,748
Telecom Argentina SA
9.25%, 05/28/2033 (A)	730,000	770,496
		2,937,929
Brazil - 0.7%
Samarco Mineracao SA
PIK Rate 9.00%, Cash Rate 0.00%, 06/30/2031 (C)(H)	1,715,705	1,722,427
Canada - 0.5%
First Quantum Minerals Ltd.
7.25%, 02/15/2034 (A)	1,320,000	1,386,789
Cayman Islands - 2.4%
Al Rajhi Sukuk Ltd.
Fixed until 07/21/2030 (I), 6.25% (C)(J)	670,000	676,188
DP World Crescent Ltd.
3.88%, 07/18/2029 (C)	1,260,000	1,227,132
Health & Happiness H&H International Holdings Ltd.
9.13%, 07/24/2028 (C)	500,000	529,900
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	490,000	487,596
8.25%, 11/29/2031 (A)(G)	850,000	887,740
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/2031 (A)	635,000	668,337
Ma'aden Sukuk Ltd.
5.25%, 01/29/2036 (A)(G)	930,000	931,023
Montego Bay Airport Revenue Finance Ltd.
6.60%, 06/15/2035 (A)	690,000	689,448
		6,097,364
Chile - 1.1%
AES Andes SA
6.25%, 03/14/2032 (A)	800,000	829,594
Alfa Desarrollo SpA
4.55%, 09/27/2051 (A)	984,478	787,073
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Telefonica Moviles Chile SA
3.54%, 11/18/2031 (A)	$ 750,000	$ 532,880
WOM Mobile SA
PIK Rate 12.50%, Cash Rate 5.50%, 04/01/2031 (A)(H)	666,719	665,719
		2,815,266
Colombia - 0.6%
Ecopetrol SA
8.38%, 01/19/2036	1,410,000	1,458,817
El Salvador - 0.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.65%, 01/24/2033 (A)	840,000	897,330
Guatemala - 0.3%
Industrial Subordinated Trust 2.0
Fixed until 01/15/2031, 6.55% (J), 04/15/2036 (A)	840,000	851,970
India - 0.9%
IIFL Finance Ltd.
8.75%, 07/24/2028 (A)(G)	850,000	886,084
Muthoot Finance Ltd.
5.75%, 08/04/2030 (A)(D)	765,000	764,847
6.38%, 03/02/2030 (A)	545,000	559,053
		2,209,984
Ireland - 0.1%
Aragvi Finance International DAC
11.13%, 11/20/2029 (C)	200,000	203,188
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (I), 7.60% (A)(E)(F)	640,000	23,120
		226,308
Israel - 0.8%
Bank Hapoalim BM
4.72%, 07/14/2029 (C)	995,000	993,154
Mizrahi Tefahot Bank Ltd.
Fixed until 01/15/2031, 5.84% (J), 04/15/2036 (C)	900,000	908,504
		1,901,658
Luxembourg - 3.4%
Chile Electricity Lux MPC II SARL
5.67%, 10/20/2035 (A)	592,231	610,751
Chile Electricity Lux MPC SARL
6.01%, 01/20/2033 (A)	645,000	674,994
EIG Pearl Holdings SARL
4.39%, 11/30/2046 (A)	1,200,000	1,002,240
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (A)	1,168,958	1,038,888
Raizen Fuels Finance SA
6.25%, 07/08/2032 (A)	705,000	590,438
6.70%, 02/25/2037 (A)	1,735,000	1,414,025
Saavi Energia SARL
8.88%, 02/10/2035 (A)	1,250,000	1,353,312
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Simpar Europe SA
5.20%, 01/26/2031 (A)	$ 910,000	$ 754,162
Vamos Europe SA
9.20%, 01/26/2031 (A)	1,040,000	998,400
		8,437,210
Mexico - 5.7%
America Movil SAB de CV
10.30%, 01/30/2034	MXN 24,300,000	1,471,919
Banco Mercantil del Norte SA
Fixed until 05/20/2035 (I), 8.75% (A)(J)	$ 1,580,000	1,709,769
Banco Nacional de Comercio Exterior SNC
5.88%, 05/07/2030 (A)	750,000	776,250
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 02/11/2030, 7.63% (J), 02/11/2035 (A)	810,000	854,746
Comision Federal de Electricidad
3.35%, 02/09/2031 (A)	1,325,000	1,198,089
Grupo Televisa SAB
5.00%, 05/13/2045	770,000	536,630
Orbia Advance Corp. SAB de CV
2.88%, 05/11/2031 (A)	900,000	751,949
Petroleos Mexicanos
6.70%, 02/16/2032	1,910,000	1,906,916
6.75%, 09/21/2047	4,845,000	3,994,999
6.95%, 01/28/2060	480,000	390,912
Trust 2401
7.70%, 01/23/2032 (A)	572,000	627,970
		14,220,149
Morocco - 0.4%
OCP SA
7.50%, 05/02/2054 (A)	960,000	1,046,222
Multi-National - 0.6%
Digicel International Finance Ltd./Difl U.S. LLC
8.63%, 08/01/2032 (A)	700,000	727,808
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV
6.75%, 11/10/2032 (A)	720,000	713,196
		1,441,004
Netherlands - 3.0%
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (A)	2,345,000	1,009,030
8.00%, 10/15/2034 (A)	920,000	375,185
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	274,990	274,893
Prosus NV
3.83%, 02/08/2051 (A)	1,850,000	1,229,312
4.99%, 01/19/2052 (A)	1,220,000	978,717
Veon Midco BV
3.38%, 11/25/2027 (C)	1,400,000	1,336,940
9.00%, 07/15/2029 (C)	200,000	209,479
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Yinson Bergenia Production BV
8.50%, 01/31/2045 (A)	$ 789,360	$ 858,108
Yinson Boronia Production BV
8.95%, 07/31/2042 (A)	1,020,030	1,131,959
		7,403,623
Nigeria - 0.4%
SEPLAT Energy PLC
9.13%, 03/21/2030 (A)	1,040,000	1,092,135
Peru - 0.2%
Peru LNG SRL
5.38%, 03/22/2030 (C)	450,060	439,338
Poland - 0.4%
ORLEN SA
6.00%, 01/30/2035 (A)	900,000	945,739
Republic of South Africa - 0.5%
Eskom Holdings
7.50%, 09/15/2033	ZAR 20,000,000	1,161,734
Saudi Arabia - 0.9%
Saudi Arabian Oil Co.
6.38%, 06/02/2055 (A)	$ 2,195,000	2,249,639
Singapore - 0.4%
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (A)	912,990	945,423
Spain - 0.3%
AL Candelaria Spain SA
5.75%, 06/15/2033 (A)	875,000	782,031
Thailand - 0.7%
Bangkok Bank PCL
4.51%, 11/26/2030 (A)	490,000	490,382
Fixed until 03/25/2035, 6.06% (J), 03/25/2040 (A)	450,000	460,343
Muangthai Capital PCL
7.55%, 07/21/2030 (A)	820,000	850,168
		1,800,893
Togo - 0.4%
Ecobank Transnational, Inc.
10.13%, 10/15/2029 (A)	780,000	835,805
10.13%, 10/15/2029 (C)	200,000	214,309
		1,050,114
Turkey - 2.4%
ADM Elektrik Dagitim AS
9.50%, 02/05/2031 (A)(D)	835,000	831,211
GDZ Elektrik Dagitim AS
9.00%, 10/15/2029 (A)	850,000	849,971
Limak Yenilenebilir Enerji AS
9.63%, 08/12/2030 (A)	710,000	703,570
TAV Havalimanlari Holding AS
8.50%, 12/07/2028 (A)	600,000	623,808
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Turkey (continued)
Turkiye Garanti Bankasi AS
Fixed until 10/08/2030, 8.13% (J), 01/08/2036 (A)(G)	$ 740,000	$ 763,056
Turkiye Is Bankasi AS
Fixed until 11/05/2031, 7.58% (J), 02/05/2037 (A)	1,075,000	1,071,849
Yapi ve Kredi Bankasi AS
Fixed until 03/11/2031, 7.55% (J), 06/11/2036 (A)	1,080,000	1,075,704
		5,919,169
Ukraine - 0.3%
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/2027 (A)	679,704	667,898
United Arab Emirates - 0.3%
NBK Tier 1 Ltd.
Fixed until 01/10/2031 (I), 6.38% (A)(J)	640,000	652,135
United Kingdom - 2.2%
Avianca Midco 2 PLC
9.50%, 01/28/2031 (A)	740,000	754,800
Azule Energy Finance PLC
8.63%, 01/22/2033 (A)	700,000	699,437
Biocon Biologics Global PLC
6.67%, 10/09/2029 (A)	950,000	964,589
Sisecam U.K. PLC
8.38%, 01/23/2033 (A)(G)	900,000	920,671
Standard Chartered PLC
Fixed until 03/08/2030 (I), 7.88% (A)(J)	1,100,000	1,174,459
Vedanta Resources Finance II PLC
9.85%, 04/24/2033 (A)(G)	985,000	1,061,661
		5,575,617
United States - 0.9%
Azul Secured Finance LLP
9.88%, 02/15/2031 (A)(D)	960,000	970,800
Kosmos Energy Ltd.
8.75%, 10/01/2031 (A)(G)	1,125,000	710,056
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development
9.00%, 11/14/2030 (A)(G)	610,000	610,506
		2,291,362
Uzbekistan - 0.4%
Uzauto Motors AJ
7.38%, 11/19/2030 (A)	570,000	585,103
Uzbek Industrial & Construction Bank ATB
Fixed until 10/23/2030 (I), 9.45% (A)(J)	380,000	394,274
		979,377
Venezuela - 0.8%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (C)(E)(F)	1,065,000	315,773
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Venezuela (continued)
Petroleos de Venezuela SA (continued)
6.00%, 11/15/2026 (C)(E)(F)	$ 3,050,000	$ 915,000
9.75%, 05/17/2035 (C)(E)(F)	2,155,000	797,350
		2,028,123
Virgin Islands, British - 0.2%
NWD MTN Ltd.
4.13%, 07/18/2029 (C)	605,000	505,746
Total Corporate Debt Securities (Cost $83,296,088)		84,140,523
CONVERTIBLE BOND - 0.2%
Chile - 0.2%
WOM Chile Holdco SpA PIK Rate 5.00%, Cash Rate 0.00%, 04/01/2032 (A)(H)	667,044	607,010
Total Convertible Bond (Cost $673,505)		607,010

	Shares	Value
COMMON STOCK - 0.1%
United States - 0.1%
Wom New Holdco (F)(K)(L)	2,467	123,350
Total Common Stock (Cost $391,217)		123,350

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Egypt - 0.5%
Egypt Treasury Bills
24.22% (M), 11/03/2026	EGP 21,100,000	380,648
24.96% (M), 08/04/2026	49,350,000	934,961
		1,315,609
	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS (continued)
Nigeria - 0.5%
Nigeria OMO Bills 27.00% (M), 06/09/2026	NGN 1,856,583,000	$ 1,244,636
Total Short-Term Foreign Government Obligations (Cost $2,519,234)		2,560,245

	Shares	Value
OTHER INVESTMENT COMPANY - 2.2%
Securities Lending Collateral - 2.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (M)	5,623,176	5,623,176
Total Other Investment Company (Cost $5,623,176)		5,623,176

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 1.35% (M), dated 01/30/2026, to be repurchased at $8,695,745 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $8,868,826.	$ 8,694,767	8,694,767
Total Repurchase Agreement (Cost $8,694,767)		8,694,767
Total Investments (Cost $241,469,979)		252,584,757
Net Other Assets (Liabilities) - (1.2)%		(3,109,737)
Net Assets - 100.0%		$ 249,475,020
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/27/2026	PLN	22,514,202	USD	6,404,869	$—	$(68,759)
BCLY	02/27/2026	ZAR	24,430,598	USD	1,531,690	—	(22,245)
CA	02/27/2026	USD	3,965,665	EUR	3,311,648	35,355	—
GSB	02/03/2026	USD	976,971	BRL	5,493,847	—	(65,815)
GSB	02/03/2026	USD	1,050,429	BRL	5,493,847	7,644	—
GSB	02/03/2026	BRL	5,493,847	USD	1,020,118	22,667	—
GSB	02/03/2026	BRL	5,493,847	USD	1,050,429	—	(7,643)
HSBC	02/27/2026	USD	997,601	HUF	318,687,736	9,190	—
JPM	02/13/2026	KZT	479,459,200	USD	932,800	13,241	—
Total						$88,097	$(164,462)
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	59.7%	$150,835,686
Oil, Gas & Consumable Fuels	9.0	22,648,862
Banks	5.5	13,926,017
Electric Utilities	4.6	11,715,862
Communications Equipment	2.8	7,051,476
Metals & Mining	1.7	4,170,877
Chemicals	1.6	4,113,409
Financial Services	1.5	3,667,162
Construction & Engineering	1.2	2,963,485
Internet & Catalog Retail	0.9	2,208,029
Passenger Airlines	0.7	1,725,600
Transportation Infrastructure	0.6	1,612,270
Commercial Services & Supplies	0.5	1,227,132
Real Estate Management & Development	0.5	1,218,942
Energy Equipment & Services	0.4	1,131,959
Distributors	0.4	998,400
Biotechnology	0.4	964,589
Building Products	0.4	920,671
Industrial REITs	0.2	627,970
Automobiles	0.2	585,103
Media	0.2	536,630
Pharmaceuticals	0.2	529,900
Food Products	0.1	203,188
Wireless Telecommunication Services	0.0 *	123,350
Investments	93.3	235,706,569
Short-Term Investments	6.7	16,878,188
Total Investments	100.0%	$ 252,584,757
INVESTMENT VALUATION:

Valuation Inputs (N)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Foreign Government Obligations	$—	$150,835,686	$—	$150,835,686
Corporate Debt Securities	—	84,140,523	—	84,140,523
Convertible Bond	—	607,010	—	607,010
Common Stock	—	—	123,350	123,350
Short-Term Foreign Government Obligations	—	2,560,245	—	2,560,245
Other Investment Company	5,623,176	—	—	5,623,176
Repurchase Agreement	—	8,694,767	—	8,694,767
Total Investments	$5,623,176	$246,838,231	$123,350	$252,584,757
Other Financial Instruments
Forward Foreign Currency Contracts (P)	$—	$88,097	$—	$88,097
Total Other Financial Instruments	$—	$88,097	$—	$88,097
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (P)	$—	$(164,462)	$—	$(164,462)
Total Other Financial Instruments	$—	$(164,462)	$—	$(164,462)
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $98,127,787, representing 39.3% of the
Fund's net assets.

(B)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2026; the maturity date disclosed is the ultimate maturity date.
(C)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the total value of the Regulation S securities is $43,872,240, representing
17.6% of the Fund's net assets.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2026, the value of this security is $3,719,483, representing 1.5% of the Fund's net assets.

(F)	Non-income producing security.
(G)
All or a portion of the security is on loan. The total value of the securities on loan is $5,508,197, collateralized by cash collateral of $5,623,176. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(H)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(I)	Perpetual maturity. The date displayed is the next call date.
(J)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2026, the total value of the securities is $123,350, representing 0.1% of the Fund’s net assets.
(L)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At January 31, 2026,
the total value of the securities is $123,350, representing 0.1% of the Fund’s net assets.

(M)	Rate disclosed reflects the yield at January 31, 2026.
(N)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(O)	Level 3 security was not considered significant to the Fund.
(P)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
ARS	Argentina Peso
BRL	Brazilian Real
CLP	Chile Peso
COP	Colombian Peso
EGP	Egypt Pound
EUR	Euro
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
KZT	Kazakhstan Tenge
MXN	Mexico Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
PEN	Peruvian Sol
PLN	Poland Zloty
RON	Romania New Leu
TRY	Turkish New Lira
USD	United States Dollar
UZS	Uzbekistan Som
ZAR	South Africa Rand
ZMW	Zambian Kwacha
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
CA	Credit Agricole
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
Transamerica Funds

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Emerging Markets Debt (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not
Transamerica Funds

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds